Schedule of Investments
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–164.88%(a)
Alabama–1.79%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$ 4,770	$ 5,008,398
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	225	221,887
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(c)(d)	5.00%	01/01/2027	1,235	1,390,902
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,503,463)(e)(f)	5.50%	01/01/2043	1,725	989,494
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	2,700	3,061,649
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	825	836,894
				11,509,224
Arizona–3.28%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,222,829
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,064	1,071,367
Series 2020 A, RB(g)	5.00%	12/15/2040	405	420,297
Arizona (State of) Industrial Development Authority (Great Lakes Senior Living Community);
Series 2019 A, RB	4.25%	01/01/2040	1,500	1,025,811
Series 2019 B, RB	5.13%	01/01/2054	85	56,525
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(c)(d)(g)	5.25%	07/01/2022	1,160	1,175,437
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,130,355
Series 2017, Ref. RB	5.00%	11/15/2045	890	841,813
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	225	228,091
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	500	533,043
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,550	1,652,963
Series 2017 A, RB(h)	5.00%	07/01/2047	2,475	2,624,568
Series 2020, RB(b)	5.00%	07/01/2049	3,015	3,316,565
Pima (City of), AZ Industrial Development Authority (The) (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,555	1,233,662
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	360	362,308
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.25%	07/01/2048	1,190	1,192,266
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	800	903,841
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,099,761
				21,091,502
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	535,956
California–13.79%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(i)	5.00%	04/01/2056	2,490	2,818,632
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	800	676,183
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	278,950
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	11,000	953,667
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	84,588
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	1,670	301,048
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	$ 1,500	$ 1,564,440
Series 2020, GO Bonds (INS - BAM)(k)	3.00%	11/01/2050	2,350	2,111,752
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,215	3,439,171
Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,005	1,107,014
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	835	808,579
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,185	4,177,071
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	481	481,490
Series 2021 A, RB	3.25%	08/20/2036	720	671,555
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	821	787,392
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	2,040	2,216,388
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	190	190,977
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,255	1,315,546
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,490	1,567,763
Series 2018 A, RB(h)	5.00%	12/31/2043	2,010	2,100,774
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	1,670	1,636,337
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	250	251,929
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(h)	5.00%	07/01/2027	1,220	1,228,359
Series 2012, RB(g)(h)	5.00%	07/01/2030	1,600	1,608,490
Series 2012, RB(g)(h)	5.00%	07/01/2037	3,535	3,548,509
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	876,542
Series 2016 A, RB(g)	5.00%	12/01/2041	1,355	1,378,481
Series 2016 A, RB(g)	5.25%	12/01/2056	1,005	1,023,583
California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,005	2,258,808
Series 2019 A, RB(b)	5.00%	11/01/2049	2,120	2,374,745
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	840	637,143
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	840	754,800
Series 2021, RB(g)	4.00%	08/01/2056	500	445,399
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	385	385,164
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(j)(k)	0.00%	01/15/2034	4,125	2,725,076
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(c)(d)	5.00%	06/01/2023	2,875	2,974,000
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	450	489,624
Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	550	598,430
Series 2018 A-1, Ref. RB(c)(d)	5.00%	06/01/2022	665	665,000
Series 2018 A-1, Ref. RB(c)(d)	5.00%	06/01/2028	1,370	1,590,656
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	2,785	368,542
Los Angeles (City of), CA Department of Airports; Series 2018 C, RB(h)	5.00%	05/15/2035	970	1,046,600
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019, RB(h)	5.00%	05/15/2036	2,000	2,193,045
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB(b)	5.00%	07/01/2043	3,500	3,507,449
Series 2022 A, RB(b)	5.00%	07/01/2051	2,340	2,692,702
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,265	2,901,123
Series 2009 B, RB	7.00%	11/01/2034	585	746,775
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,010	2,032,962
Regents of the University of California Medical Center Pooled Revenue; Series 2022 P, RB(b)(i)	4.00%	05/15/2053	5,435	5,562,007
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(h)	5.00%	05/01/2036	$ 1,170	$ 1,282,408
Series 2019 A, RB(h)	5.00%	05/01/2049	2,360	2,542,856
Santa Cruz (County of), CA Capital Financing Authority; Series 2021 A, RB	4.00%	06/01/2046	805	824,531
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	660	676,611
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	3,485	1,202,955
University of California;
Series 2018 AZ, Ref. RB(b)	4.00%	05/15/2048	3,300	3,383,325
Series 2021 Q, Ref. RB (INS - BAM)(k)	4.00%	05/15/2051	2,565	2,648,082
				88,716,028
Colorado–5.18%
Arkansas River Power Authority; Series 2006, RB(c)	5.88%	10/01/2026	1,235	1,333,975
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	786,868
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	956,161
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	751,341
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,170	1,253,433
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,842,486
Series 2019 A-2, Ref. RB(b)(i)	5.00%	08/01/2044	1,260	1,315,634
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,637,358
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(c)(d)	5.00%	06/01/2027	585	661,463
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	295	282,804
Series 2007 A, RB	5.30%	07/01/2037	245	205,761
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	941,385
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	509,913
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,915
Denver (City & County of), CO;
Series 2012 B, RB(c)(d)	5.00%	11/15/2022	1,850	1,880,665
Series 2018 A, RB(b)(h)	5.25%	12/01/2048	5,260	5,677,948
Series 2018 A-2, RB(j)	0.00%	08/01/2033	1,765	1,193,619
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	438,058
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	735	738,991
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	840	748,878
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	710,171
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,048
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	2,010	2,633,567
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	399,161
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	567,532
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	497,860
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,335	1,062,421
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,065	1,307,778
				33,312,194
District of Columbia–2.56%
District of Columbia; Series 2014 C, GO Bonds(b)	5.00%	06/01/2035	6,890	7,276,354
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	664,222
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2044	3,000	3,131,333
District of Columbia Water & Sewer Authority (Green Bonds);
Series 2019 A, RB	5.00%	10/01/2044	1,885	2,093,751
Series 2022 C-1, RB	4.00%	10/01/2051	1,675	1,711,332
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,602,840
				16,479,832
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–9.50%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	$ 1,075	$ 838,126
Series 2022 B, RB(g)	6.50%	11/15/2033	100	91,097
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	483,186
Broward (County of), FL;
Series 2013 C, RB(c)(d)	5.25%	10/01/2023	2,450	2,565,280
Series 2015 A, RB(h)	5.00%	10/01/2045	1,395	1,468,491
Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	4,015	4,258,397
Series 2019 B, RB(h)	4.00%	09/01/2044	835	845,615
Series 2022 A, RB	4.00%	10/01/2043	1,000	1,047,510
Series 2022 A, RB	4.00%	10/01/2044	1,000	1,044,582
Series 2022 A, RB	4.00%	10/01/2047	3,350	3,456,829
Series 2022, RB	5.00%	01/01/2047	1,675	1,887,536
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,340	3,456,336
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2045	250	250,889
Central Florida Expressway Authority; Series 2019 B, RB(b)(i)	5.00%	07/01/2049	2,385	2,600,042
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,270,077)(e)(f)(g)	7.75%	05/15/2035	1,300	884,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(d)	6.00%	04/01/2023	1,400	1,450,616
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,083,215
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(h)	7.38%	01/01/2049	670	677,971
Greater Orlando Aviation Authority; Series 2019 A, RB(h)	4.00%	10/01/2044	2,500	2,511,426
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,080	2,230,563
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	646,247
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	282,223
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,028,964
Series 2020 B-3, RB	3.38%	08/15/2026	140	137,864
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	962,610
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(c)(d)(h)	5.00%	10/01/2022	1,000	1,012,095
Series 2012 B, Ref. RB(c)(d)	5.00%	10/01/2022	1,150	1,164,295
Series 2012 B, Ref. RB(c)(d)	5.00%	10/01/2022	1,950	1,974,240
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,795	2,962,998
Series 2021, RB (INS - BAM)(k)	4.00%	10/01/2051	2,975	3,088,454
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	3,865	4,131,011
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,250	1,256,746
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	1,315	1,394,718
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2044	1,000	374,153
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2051	1,200	318,199
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	450	113,938
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	445	107,354
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	385	88,478
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	500	510,116
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	927,593
Reunion East Community Development District; Series 2005, RB(e)(m)	5.80%	05/01/2036	235	2
South Broward Hospital District; Series 2021 A, RB	3.00%	05/01/2051	835	696,514
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	735	397,105
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,021,591
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,396,023
				61,125,238
Georgia–3.67%
Atlanta (City of), GA; Series 2015, RB(b)	5.00%	11/01/2040	8,290	8,815,741
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	$ 2,860	$ 2,784,503
Brookhaven Development Authority;
Series 2020, RB(b)(i)	4.00%	07/01/2044	1,130	1,146,908
Series 2020, RB(b)(i)	4.00%	07/01/2049	1,680	1,685,280
Series 2020, RB(b)	4.00%	07/01/2049	535	536,681
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB(c)(d)	5.00%	10/01/2022	1,150	1,164,102
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2042	1,000	1,069,824
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	505	400,819
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	619,080
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	3,950	4,113,534
Main Street Natural Gas, Inc.; Series 2019 C, RB(d)	4.00%	09/01/2026	1,240	1,266,612
				23,603,084
Hawaii–1.26%
Hawaii (State of);
Series 2015 A, RB(h)	5.00%	07/01/2045	1,695	1,778,967
Series 2018 A, RB(h)	5.00%	07/01/2043	3,475	3,730,413
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(c)	5.50%	07/01/2043	2,500	2,586,059
				8,095,439
Idaho–0.32%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	733,169
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,675	1,307,706
				2,040,875
Illinois–17.67%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	195	195,160
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	810	785,368
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,092,402
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,237,301
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	353,095
Series 2012, RB	5.00%	01/01/2042	3,350	3,354,091
Series 2014, RB	5.00%	11/01/2044	875	894,571
Series 2014, Ref. RB(c)(d)	5.00%	01/01/2024	1,175	1,233,492
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,540,849
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,208,232
Series 2017-2, Ref. RB (INS - AGM)(k)	5.00%	11/01/2038	1,000	1,090,207
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	470	439,973
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(h)	5.00%	01/01/2030	4,500	4,509,882
Series 2013, RB	5.75%	01/01/2038	2,450	2,482,418
Series 2015 C, RB(h)	5.00%	01/01/2046	850	864,756
Series 2015 D, RB	4.00%	01/01/2035	400	402,887
Series 2015 D, RB	5.00%	01/01/2046	595	618,004
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,685	1,786,923
Series 2017 D, RB	5.25%	01/01/2042	1,355	1,465,327
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,780,539
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	788,844
Series 2018 A, Ref. GO Bonds (INS - AGM)(k)	5.00%	12/01/2035	650	717,344
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,005	1,016,138
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,755	1,911,699
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	$ 2,650	$ 2,693,596
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,250	1,286,889
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,390	3,504,267
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(k)	4.00%	01/01/2036	1,000	1,024,879
Series 2020 D, GO Bonds (INS - BAM)(k)	4.00%	01/01/2037	1,000	1,023,117
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	530	548,132
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	552	504,275
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(k)	5.50%	07/01/2038	2,450	2,523,308
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,276,291
Series 2014, GO Bonds	5.00%	05/01/2035	450	457,788
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,232,498
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,156,385
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	284,934
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,739,124
Series 2017 D, GO Bonds	5.00%	11/01/2024	70	73,923
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,211,398
Series 2018 A, GO Bonds	6.00%	05/01/2027	770	875,524
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,318,460
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	585	591,437
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,500,283
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(d)	5.00%	09/01/2024	1,430	1,525,204
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	360	359,952
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,001,347
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	59,286
Series 2019 A, Ref. RB	5.00%	11/01/2049	550	524,735
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,474,581
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	887	732,228
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,424
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,581,629
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	159,433
Series 2017, Ref. RB	5.25%	02/15/2037	195	201,207
Series 2017, Ref. RB	5.25%	02/15/2047	835	851,293
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(d)	5.25%	10/01/2052	3,630	3,736,431
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(j)(k)	0.00%	12/15/2029	2,750	2,133,080
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,326,201
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,015	2,030,123
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2031	1,205	1,261,255
Series 2014, Ref. RB (INS - AGM)(k)	5.25%	06/15/2032	1,100	1,150,686
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/2038	3,875	3,926,745
Series 2015 A, RB(b)	5.00%	01/01/2040	11,210	11,773,457
Peoria (County of), IL; Series 2011, GO Bonds(b)	5.00%	12/15/2041	3,075	3,084,102
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(k)	6.50%	07/01/2030	2,260	2,661,682
Series 2002 A, RB (INS - NATL)(k)	6.00%	07/01/2029	1,155	1,404,214
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,618,866
Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	4,195	4,510,098
				113,684,269
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–2.98%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(c)(d)(h)	5.00%	07/01/2023	$ 500	$ 517,173
Series 2013 A, RB(c)(d)(h)	5.00%	07/01/2023	575	594,749
Series 2013, RB(c)(d)(h)	5.00%	07/01/2023	3,850	3,982,232
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	1,610	1,652,912
Series 2012 A, RB	5.00%	06/01/2032	610	610,940
Series 2012 A, RB	5.00%	06/01/2039	2,670	2,674,094
Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(c)	7.38%	07/01/2023	880	907,493
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(c)(d)	5.25%	07/01/2023	1,250	1,297,632
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,235	1,327,569
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)	5.00%	02/01/2030	3,240	3,300,221
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport); Series 2019, Ref. RB(h)	5.00%	01/01/2028	645	712,275
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,569,315
				19,146,605
Iowa–1.34%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,625	1,333,996
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	420	420,094
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(d)	5.00%	12/01/2042	2,740	2,938,974
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	500	503,728
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,027,409
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	950	919,490
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,000
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,395	1,385,878
				8,599,569
Kansas–0.42%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(d)	5.75%	07/01/2023	1,575	1,644,280
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,057,731
				2,702,011
Kentucky–2.37%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(g)(h)	4.70%	01/01/2052	670	674,087
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(o)	2.08%	02/01/2025	710	714,500
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(k)	5.00%	12/01/2047	1,115	1,130,171
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,985	2,068,583
Series 2015 A, RB	5.00%	01/01/2045	335	347,771
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,333,568
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	1,053,355
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(d)	4.00%	02/01/2028	1,495	1,543,038
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(d)	5.75%	07/01/2023	1,000	1,041,786
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(i)(k)	5.00%	09/01/2044	3,840	4,283,715
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,037,139
				15,227,713
Louisiana–0.85%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(k)	4.00%	12/01/2042	1,000	1,009,782
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(g)	3.90%	11/01/2044	920	776,779
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,140	1,193,419
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA; Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	$ 755	$ 800,997
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(k)	5.00%	10/01/2043	445	476,557
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	1,190	1,205,408
				5,462,942
Maryland–1.00%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	399,697
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,510	1,608,394
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	801,815
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(d)	5.00%	07/01/2024	1,580	1,674,863
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2038	500	491,705
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	891,715
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	540	536,900
				6,405,089
Massachusetts–3.73%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(k)	5.50%	08/01/2030	1,500	1,832,955
Series 2005, Ref. RB (INS - NATL)(k)	5.50%	01/01/2023	1,000	1,021,434
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	2,510	2,949,394
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,480	2,639,346
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2046	1,300	1,359,515
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,255	3,368,655
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/2032	2,500	3,146,451
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB(c)(d)	5.25%	07/01/2022	500	501,663
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2035	270	285,029
Massachusetts (Commonwealth of) Educational Financing Authority; Series 2011 J, RB(h)	5.63%	07/01/2028	70	70,079
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2008, RB	5.50%	06/01/2026	400	449,802
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	995	1,092,437
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(h)	4.00%	07/01/2044	1,000	998,960
Massachusetts (Commonwealth of) Transportation Fund; Series 2016 B, RB	4.00%	06/01/2046	2,530	2,573,895
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(k)	5.25%	08/01/2031	500	609,680
University of Massachusetts Building Authority; Series 2022 1, RB	5.00%	11/01/2052	1,000	1,103,111
				24,002,406
Michigan–3.82%
Academy of Warren; Series 2020 A, RB(g)	5.50%	05/01/2050	250	222,365
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)(i)(k)	5.00%	07/01/2043	2,110	2,215,941
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	325	313,814
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,865	3,098,993
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	1,952,578
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,675	1,758,910
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	851,286
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(k)	5.00%	07/01/2032	$ 2,500	$ 2,621,887
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	650,951
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	654,694
Series 2015, RB	5.00%	07/01/2035	1,270	1,339,758
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	165	163,600
Series 2020, Ref. RB	5.00%	06/01/2045	490	465,598
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	2,275	2,408,996
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(c)(i)	5.00%	12/01/2046	3,890	4,115,020
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,084,953
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(h)	5.00%	06/30/2033	600	623,012
				24,542,356
Minnesota–0.60%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	279,014
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	459,636
Minnesota (State of) Municipal Gas Agency; Series 2022 A, RB(d)	4.00%	12/01/2027	1,340	1,404,203
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,245	1,326,807
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	376,150
				3,845,810
Mississippi–0.37%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	815,672
West Rankin Utility Authority; Series 2018, RB(c)(d)	5.00%	01/01/2028	1,355	1,553,336
				2,369,008
Missouri–1.32%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	752,762
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,520,579
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(h)(k)	5.00%	03/01/2049	1,005	1,075,000
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	496,860
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,016,211
Series 2019, Ref. RB	5.00%	02/01/2048	330	344,358
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB(c)	5.25%	05/01/2033	1,175	1,212,995
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,095	2,069,603
				8,488,368
Nebraska–1.80%
Central Plains Energy Project (No. 3);
Series 2012, RB(p)	5.00%	09/01/2032	3,500	3,527,965
Series 2012, RB(p)	5.25%	09/01/2037	2,485	2,506,377
Series 2017 A, Ref. RB	5.00%	09/01/2034	205	229,831
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,160	2,458,160
Central Plains Energy Project (No. 4); Series 2018, RB(d)	5.00%	01/01/2024	1,805	1,858,910
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,021,851
				11,603,094
New Hampshire–0.33%
New Hampshire (State of) Business Finance Authority; Series 2020 1-A, RB	4.13%	01/20/2034	1	1,018
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,104,984
				2,106,002
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–9.39%
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(j)(k)	0.00%	02/01/2025	$ 1,845	$ 1,726,704
Series 1998, COP (INS - AGM)(j)(k)	0.00%	02/01/2028	2,850	2,422,827
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(k)	5.50%	10/01/2028	1,000	1,190,866
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(j)(k)	0.00%	11/01/2025	2,000	1,818,013
Series 2005 A, RB (INS - AGM)(k)	5.75%	11/01/2028	1,920	2,202,227
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(b)(k)	5.25%	07/01/2026	7,000	7,738,364
Series 2005 N-1, Ref. RB (INS - NATL)(b)(i)(k)	5.50%	09/01/2022	3,775	3,813,118
Series 2005 N-1, Ref. RB (INS - AMBAC)(k)	5.50%	09/01/2026	1,500	1,660,407
Series 2012, Ref. RB(c)(d)	5.00%	06/15/2022	1,000	1,001,398
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	465	470,961
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	956,565
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2037	955	1,012,618
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	5.00%	06/15/2031	435	485,015
Series 2021, RB	5.00%	06/15/2032	1,000	1,112,376
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,277,773
Series 2013, RB(h)	5.38%	01/01/2043	1,000	1,022,399
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,597,713
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(c)	5.25%	07/01/2023	1,000	1,037,557
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	1,110	1,173,893
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(j)(k)	0.00%	12/15/2037	2,020	1,141,475
Series 2009 A, RB(j)	0.00%	12/15/2039	6,000	2,991,671
Series 2010 A, RB(j)	0.00%	12/15/2030	1,600	1,212,069
Series 2010 A, RB(j)	0.00%	12/15/2031	3,000	2,178,662
Series 2014, RB	5.00%	06/15/2030	925	1,012,069
Series 2016 A-1, RN	5.00%	06/15/2028	1,015	1,100,935
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,240	1,349,086
Series 2018 A, RN(b)(i)	5.00%	06/15/2029	1,590	1,716,556
Series 2018 A, RN(b)(i)	5.00%	06/15/2030	550	591,026
Series 2018 A, RN(b)(i)	5.00%	06/15/2031	1,005	1,077,865
Series 2021 A, Ref. RB	5.00%	06/15/2033	495	552,140
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS - AGM)(k)	5.25%	01/01/2027	705	801,326
Series 2013 A, RB(c)(d)	5.00%	07/01/2022	1,900	1,906,000
New Jersey Institute of Technology;
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	345	346,089
Series 2012 A, RB(c)(d)	5.00%	07/01/2022	155	155,483
Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(j)(k)	0.00%	09/01/2032	5,000	3,580,030
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(c)(h)	5.00%	12/01/2023	390	399,476
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,515	2,668,573
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	899,388
				60,400,713
New Mexico–0.07%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	473,114
New York–26.29%
New York (City of), NY; Subseries 2022 D-1, RB(b)	5.25%	05/01/2042	2,305	2,714,684
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(h)	5.25%	12/31/2033	400	389,496
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
City of New York NY; Series 2022-XM1009, RB(b)	5.25%	05/01/2038	$ 1,355	$ 1,614,372
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,710,569
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	2,525	2,559,822
Series 2017 A, Ref. RB (INS - AGM)(k)	4.00%	02/15/2047	795	804,002
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,850	1,890,828
Series 2016 B, Ref. RB	5.00%	11/15/2037	145	152,090
Series 2020 A, RB (INS - AGM)(b)(k)	4.00%	11/15/2046	2,670	2,621,501
Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,795	1,830,882
Series 2022 A, RB	4.00%	11/15/2043	2,990	3,032,798
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,980	2,060,466
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	600	624,410
Series 2020 A-1, RB (INS - BAM)(k)	4.00%	11/15/2053	395	382,192
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,442,969
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(k)	5.38%	03/01/2028	1,650	1,809,332
Series 2017 200, Ref. RB	5.25%	10/15/2057	985	1,091,893
Series 2020 221, RB(h)	4.00%	07/15/2055	2,345	2,347,050
Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,300	3,648,945
New York (City of), NY; Series 2020 C, GO Bonds	5.00%	08/01/2042	2,510	2,813,364
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(k)	3.00%	01/01/2046	2,525	2,131,218
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(b)	5.00%	06/15/2022	6,915	6,924,741
Series 2013 DD, RB	5.00%	06/15/2035	3,200	3,296,209
Series 2019 EE-2, RB(b)	4.00%	06/15/2040	2,805	2,902,298
Series 2021 AA-1, RB	4.00%	06/15/2051	1,675	1,734,930
Series 2022 CC-1, RB	5.00%	06/15/2052	4,835	5,525,364
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	5,000	5,109,934
Series 2017 F-1, RB	5.00%	05/01/2042	350	380,442
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,240	1,388,418
Subseries 2013, RB(b)	5.00%	11/01/2038	5,010	5,167,587
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(k)	5.00%	10/01/2023	180	180,476
Series 2018 E, RB(b)	5.00%	03/15/2045	5,715	6,260,582
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	3,380	3,461,720
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 A, RB	4.00%	03/15/2048	2,000	2,031,348
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(c)(d)	5.00%	02/15/2023	1,750	1,794,235
Series 2014 C, RB(b)	5.00%	03/15/2040	5,510	5,761,869
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,240	1,420,645
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB(g)	4.00%	07/01/2051	3,640	3,570,166
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(k)	5.75%	07/01/2027	880	956,906
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	670	666,180
New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	3,680	3,736,409
New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	4,185	4,225,651
New York (State of) Thruway Authority;
Series 2019 B, RB(b)	4.00%	01/01/2050	5,400	5,502,051
Series 2019 B, RB (INS - AGM)(b)(i)(k)	4.00%	01/01/2050	2,625	2,686,818
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(b)	5.00%	12/15/2031	1,905	1,998,528
New York City (City of), NY Transitional Finance Authority; Subseries 2020 B-1, RB(b)	4.00%	11/01/2045	3,345	3,445,635
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	285,013
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,570,882
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	5,735	5,759,784
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,442,889
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(h)	5.25%	08/01/2031	$ 620	$ 659,348
Series 2020, Ref. RB(h)	5.38%	08/01/2036	940	1,022,092
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,585	1,585,111
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,440	1,440,101
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	240	250,131
Series 2018, RB(h)	5.00%	01/01/2033	2,100	2,180,717
Series 2018, RB(h)	5.00%	01/01/2034	2,030	2,104,850
Series 2018, RB(h)	4.00%	01/01/2036	1,510	1,456,466
Series 2018, RB(h)	5.00%	01/01/2036	640	662,112
Series 2020, RB(h)	5.00%	10/01/2040	2,005	2,078,270
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,235	3,346,548
Series 2016 A, RB(h)	5.25%	01/01/2050	1,775	1,850,131
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2022, RB(h)	5.00%	12/01/2035	1,270	1,376,864
Series 2022, RB(h)	5.00%	12/01/2036	620	671,167
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,370	2,400,024
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,750,617
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	420	421,577
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	5.00%	05/15/2051	690	783,747
Series 2022 C, RB	5.00%	05/15/2047	2,000	2,292,960
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	4,970	5,577,709
Series 2020 A, RB	5.00%	11/15/2054	1,055	1,179,178
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	2,167,027
				169,117,340
North Carolina–2.54%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	645	661,920
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	3,120	3,174,416
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2055	9,585	10,500,469
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	1,645	1,974,538
				16,311,343
North Dakota–0.66%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,165	2,267,553
Series 2017 C, RB	5.00%	06/01/2048	1,930	2,010,508
				4,278,061
Ohio–6.13%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,791,742
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	564,313
American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,107,447
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	470	472,548
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,340	4,203,471
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,960	8,085,772
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	8,605	1,267,524
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,100	1,127,745
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	720	736,905
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,690	1,845,503
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(d)	8.00%	07/01/2022	$ 1,480	$ 1,487,811
Hamilton (County of), OH; Series 2000 B, RB (INS - AMBAC)(j)(k)	0.00%	12/01/2023	2,000	1,939,474
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,490	1,500,612
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,470	2,597,376
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,845	1,845,370
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(g)	6.00%	04/01/2038	1,410	634,500
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(h)(k)	5.00%	12/31/2039	805	848,453
Ohio (State of) (University Health System, Inc.); Series 2021 A, Ref. RB	4.00%	01/15/2046	2,515	2,530,068
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(d)(h)	2.60%	10/01/2029	1,000	930,795
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(h)	4.25%	01/15/2038	585	583,652
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(h)	5.85%	09/20/2028	355	355,355
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(j)(k)	0.00%	02/15/2030	1,000	786,580
Ohio State University (The);
Series 2010 D, RB(c)	5.00%	12/01/2030	45	53,536
Series 2010 D, RB	5.00%	12/01/2030	955	1,141,809
				39,438,361
Oklahoma–1.93%
Edmond Public Works Authority;
Series 2017, RB(b)	5.00%	07/01/2042	2,735	3,045,657
Series 2017, RB(b)	5.00%	07/01/2047	2,670	2,953,758
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,020	5,123,405
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,945	1,945
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,260	1,274,656
				12,399,421
Oregon–0.66%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	504,802
University of Oregon; Series 2020, RB(b)(i)	5.00%	04/01/2050	3,350	3,769,223
				4,274,025
Pennsylvania–3.72%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	4,135	4,089,102
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,600	1,691,410
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(j)(k)	0.00%	10/01/2036	650	366,744
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	514,046
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2041	650	659,570
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	990	1,046,663
Series 2014 A-2, RB(l)	5.13%	12/01/2039	2,000	2,010,730
Series 2018 A-2, RB	5.00%	12/01/2048	1,195	1,300,845
Series 2018 B, RB	5.25%	12/01/2048	1,170	1,269,261
Series 2021 A, RB	4.00%	12/01/2050	1,250	1,214,491
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,100	1,204,365
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	4,940	5,212,757
Series 2021, Ref. RB (INS - AGM)(h)(k)	4.00%	07/01/2046	1,275	1,276,820
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(g)	5.00%	06/15/2040	150	153,049
Series 2020, Ref. RB(g)	5.00%	06/15/2050	285	287,234
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	720	765,662
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	888,086
				23,950,835
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–6.41%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 3,450	$ 3,504,955
Series 2002, RB	5.63%	05/15/2043	1,490	1,517,183
Series 2005 A, RB(j)	0.00%	05/15/2050	5,915	993,396
Series 2005 B, RB(j)	0.00%	05/15/2055	2,540	243,134
Series 2008 A, RB(j)	0.00%	05/15/2057	14,970	1,008,039
Series 2008 B, RB(j)	0.00%	05/15/2057	37,695	1,997,322
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2024	961	883,121
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	3,774	3,824,604
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,277,824
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	335	313,417
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(c)	5.00%	07/01/2033	175	175,509
Series 2012 A, RB(c)	5.13%	07/01/2037	1,590	1,594,787
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	1,840	1,919,237
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2033	735	766,446
Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2035	645	672,864
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2005 L, Ref. RB (INS - NATL)(k)	5.25%	07/01/2035	300	312,097
Series 2007 CC, Ref. RB (INS - AGM)(k)	5.25%	07/01/2033	1,230	1,303,403
Series 2007 N, Ref. RB (INS - NATL)(k)	5.25%	07/01/2032	770	803,159
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2034	1,205	1,279,483
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2036	1,000	1,063,278
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	450	375,161
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,495	1,139,683
Series 2018 A-1, RB(j)	0.00%	07/01/2031	338	232,397
Series 2018 A-1, RB(j)	0.00%	07/01/2033	2,120	1,297,405
Series 2018 A-1, RB(j)	0.00%	07/01/2046	5,030	1,530,486
Series 2018 A-1, RB(j)	0.00%	07/01/2051	15,330	3,387,219
Series 2018 A-1, RB	4.75%	07/01/2053	1,825	1,836,136
Series 2018 A-1, RB	5.00%	07/01/2058	3,970	4,046,286
Series 2019 A-2, RB	4.33%	07/01/2040	1,930	1,932,410
				41,230,441
South Carolina–1.39%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(d)	5.25%	08/01/2023	1,600	1,666,037
South Carolina (State of) Ports Authority;
Series 2015, RB(c)(d)(h)	5.25%	07/01/2025	1,865	2,030,276
Series 2015, RB(c)(d)(h)	5.25%	07/01/2025	235	255,826
Series 2015, RB(c)(d)(h)	5.25%	07/01/2025	1,115	1,213,811
South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	1,190	1,231,442
Series 2021 B, RB	5.00%	12/01/2051	1,485	1,626,718
Series 2022 A, RB	4.00%	12/01/2052	910	893,189
				8,917,299
South Dakota–0.95%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	2,975	2,983,266
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,666,759
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,492,233
				6,142,258
Tennessee–1.09%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,695	1,730,583
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	$ 1,735	$ 1,863,599
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(h)	5.00%	07/01/2049	655	706,002
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,074,257
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,524,629
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2024	120	124,202
				7,023,272
Texas–12.50%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,710	1,726,781
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	640	695,654
Series 2021 B, RB	5.00%	01/01/2046	670	731,418
Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,250	1,306,007
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,767,342
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2013 A, RB(c)(d)(h)	5.00%	11/01/2022	1,825	1,851,882
Harris County Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,317,501
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(h)	5.00%	07/15/2028	495	508,366
Series 2021, RB(h)	4.00%	07/15/2041	585	522,789
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	2,120	2,130,936
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(g)	5.50%	08/15/2024	1,330	1,417,998
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2038	1,250	1,363,474
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(h)	4.63%	10/01/2031	3,085	3,201,831
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	562,071
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,016,021
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2052	1,500	750,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	52,614
Series 2021, RB	2.00%	11/15/2061	1,550	872,081
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	585,325
Series 2016, Ref. RB	5.00%	07/01/2046	800	666,767
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(k)	5.00%	04/01/2046	2,010	2,078,794
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(g)(j)	0.00%	12/01/2025	265	286,985
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(g)	4.00%	08/15/2041	1,010	932,000
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	502,463
Series 2017, Ref. RB	5.00%	01/01/2047	620	626,798
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,505	2,376,691
North Texas Tollway Authority;
Series 2008 I, Ref. RB(c)(d)	6.20%	01/01/2025	1,000	1,106,071
Series 2015 B, RB(b)(i)	5.00%	01/01/2040	9,860	9,992,409
San Antonio (City of), TX;
Series 2013, RB(c)(d)	5.00%	02/01/2023	2,795	2,859,314
Series 2021 A, RB	5.00%	02/01/2046	1,760	1,979,446
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,455	3,664,871
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,295	2,326,952
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,668,817
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $286,020)(e)(f)	5.75%	02/15/2025	305	204,350
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240)(e)(f)	6.38%	02/15/2048	1,940	1,299,800
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	$ 85	$ 90,977
Series 2020, Ref. RB	6.75%	11/15/2051	85	90,566
Series 2020, Ref. RB	6.88%	11/15/2055	85	91,035
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,507,728
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,695	1,834,766
Series 2019, RB(j)	0.00%	08/01/2043	3,000	1,124,206
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	3,475	1,880,017
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	1,175	602,886
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,170	5,306,392
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	280	294,666
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,090	4,404,379
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,140	1,168,966
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,475	1,540,308
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	2,385	2,488,825
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,016
				80,388,352
Utah–1.95%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	413,300
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	380,257
Salt Lake City (City of), UT;
Series 2018 A, RB(h)	5.00%	07/01/2048	1,305	1,385,212
Series 2018 A, RB(h)	5.25%	07/01/2048	1,735	1,864,951
Series 2021 A, RB(h)	5.00%	07/01/2032	835	936,424
Series 2021 A, RB(h)	5.00%	07/01/2051	1,280	1,385,350
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(h)	5.00%	07/01/2047	2,705	2,854,354
Utah (County of), UT; Series 2016 B, RB(b)	4.00%	05/15/2047	3,300	3,328,091
				12,547,939
Virginia–2.54%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,526,109
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $325,000)(f)	5.00%	09/01/2050	325	237,593
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(h)	5.00%	07/01/2036	1,500	1,640,849
Series 2022, Ref. RB(h)	5.00%	07/01/2038	2,250	2,445,674
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(c)(h)	6.00%	01/01/2037	880	883,185
Series 2012, RB(c)(h)	5.50%	01/01/2042	2,950	2,959,523
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(h)	5.00%	12/31/2047	835	905,368
Series 2022, Ref. RB(h)	5.00%	12/31/2052	1,325	1,428,057
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	910	948,315
Series 2017, RB(h)	5.00%	12/31/2052	1,900	1,974,255
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,320	1,360,754
				16,309,682
Washington–2.58%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(c)(j)	0.00%	02/01/2024	5,000	4,838,093
Kalispel Tribe of Indians; Series 2018 A, RB(g)	5.25%	01/01/2038	1,320	1,439,400
Washington (State of); Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,875	2,099,248
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	$ 1,175	$ 1,230,657
Series 2018, RB(b)(i)	5.00%	07/01/2048	4,190	4,364,493
Series 2018, RB	5.00%	07/01/2048	840	861,387
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	435	425,448
Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	360	348,726
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,001,463
				16,608,915
West Virginia–0.14%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	830	902,889
Wisconsin–3.52%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(g)	6.75%	08/01/2031	915	855,433
Series 2017, RB(g)	6.75%	12/01/2042	2,135	2,028,488
Public Finance Authority (Explore Academy); Series 2022 A, RB(g)	6.13%	02/01/2050	450	432,033
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(b)(i)	5.00%	03/01/2046	3,735	3,953,785
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	625	635,569
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2055	6,350	1,486,594
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2060	24,535	4,539,431
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	840	689,783
Series 2021, RB	4.00%	08/15/2051	2,800	2,736,646
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(g)	6.13%	02/01/2050	415	398,430
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	650	399,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,803,447
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,772,490
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	920,810
				22,652,689
Wyoming–0.39%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(d)(k)	5.00%	01/01/2047	2,205	2,478,221
TOTAL INVESTMENTS IN SECURITIES(q)–164.88% (Cost $1,055,450,634)					1,060,539,784
FLOATING RATE NOTE OBLIGATIONS–(25.14)%
Notes with interest and fee rates ranging from 1.33% to 1.51% at 05/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(r)					(161,730,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.86)%					(262,796,202)
OTHER ASSETS LESS LIABILITIES–1.12%					7,219,197
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$643,232,779
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $3,379,591, which represented less than 1% of the Trust’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at May 31, 2022 was $3,615,237, which represented less than 1% of the Trust’s Net Assets.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $48,613,771, which represented 7.56% of the Trust’s Net Assets.
(h)	Security subject to the alternative minimum tax.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $43,277,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Zero coupon bond issued at a discount.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(p)	Security subject to crossover refunding.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Trust’s investments with a value of $243,583,505 are held by TOB Trusts and serve as collateral for the $161,730,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,059,702,704	$837,080	$1,060,539,784
Other Investments - Assets
Investments Matured	—	—	19,640	19,640
Total Investments	$—	$1,059,702,704	$856,720	$1,060,559,424
Invesco Municipal Trust